Schedule of Investments(a)
Invesco Large Cap Growth ETF (PWB)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-17.49%
Alphabet, Inc., Class A	199,378	$40,677,100
Meta Platforms, Inc., Class A	59,160	40,771,889
Netflix, Inc.(b)	38,615	37,717,587
Spotify Technology S.A. (Sweden)(b)	29,761	16,325,397
T-Mobile US, Inc.	139,315	32,456,215
Trade Desk, Inc. (The), Class A(b)	110,749	13,143,691
		181,091,879
Consumer Discretionary-8.95%
Amazon.com, Inc.(b)	165,939	39,440,382
Booking Holdings, Inc.	2,806	13,293,593
Tesla, Inc.(b)	98,730	39,946,158
		92,680,133
Consumer Staples-3.29%
Costco Wholesale Corp.	34,784	34,084,146
Financials-19.25%
Allstate Corp. (The)	70,914	13,638,890
American Express Co.	46,941	14,901,420
Apollo Global Management, Inc.(c)	81,996	14,019,676
Charles Schwab Corp. (The)	175,193	14,491,965
KKR & Co., Inc., Class A	90,138	15,059,356
Mastercard, Inc., Class A	63,477	35,257,030
Moody’s Corp.	28,995	14,481,263
NU Holdings Ltd., Class A (Brazil)(b)(c)	1,006,754	13,329,423
Progressive Corp. (The)	53,880	13,278,187
S&P Global, Inc.	27,530	14,354,417
Visa, Inc., Class A	106,730	36,480,314
		199,291,941
Health Care-3.06%
Boston Scientific Corp.(b)	160,515	16,430,315
Intuitive Surgical, Inc.(b)	26,704	15,271,484
		31,701,799
Industrials-11.93%
Cintas Corp.	63,993	12,835,076
Howmet Aerospace, Inc.	123,676	15,654,908
Quanta Services, Inc.	41,767	12,847,947
Republic Services, Inc.(c)	65,749	14,258,986
RTX Corp.	120,748	15,570,455
Trane Technologies PLC	34,659	12,572,552
Uber Technologies, Inc.(b)	195,123	13,043,972
Vertiv Holdings Co., Class A	108,507	12,697,489
Waste Management, Inc.	63,487	13,983,647
		123,465,032
Information Technology-31.48%
Adobe, Inc.(b)	64,439	28,188,840
Amphenol Corp., Class A(c)	195,463	13,834,871
Apple, Inc.	143,538	33,874,968
	Shares	Value
Information Technology-(continued)
AppLovin Corp., Class A(b)	44,832	$16,569,459
Arista Networks, Inc.(b)	143,360	16,519,373
Fair Isaac Corp.(b)	6,063	11,359,394
Fortinet, Inc.(b)	153,842	15,519,581
Gartner, Inc.(b)	27,610	14,987,536
KLA Corp.	22,219	16,402,955
Microsoft Corp.	79,817	33,128,844
Motorola Solutions, Inc.	29,343	13,769,203
NVIDIA Corp.	245,758	29,508,163
Oracle Corp.(c)	177,813	30,238,879
Palantir Technologies, Inc., Class A(b)(c)	221,600	18,279,784
Salesforce, Inc.	98,582	33,685,469
		325,867,319
Materials-1.40%
Ecolab, Inc.	58,011	14,513,772
Real Estate-1.45%
CBRE Group, Inc., Class A(b)	103,285	14,949,471
Utilities-1.67%
Constellation Energy Corp.(c)	57,553	17,264,749
Total Common Stocks & Other Equity Interests (Cost $781,401,490)		1,034,910,241
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $982,123)	982,123	982,123
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $782,383,613)		1,035,892,364
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.15%
Invesco Private Government Fund, 4.35%(d)(e)(f)	14,862,142	14,862,142
Invesco Private Prime Fund, 4.48%(d)(e)(f)	38,447,432	38,458,966
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,321,108)		53,321,108
TOTAL INVESTMENTS IN SECURITIES-105.22% (Cost $835,704,721)		1,089,213,472
OTHER ASSETS LESS LIABILITIES-(5.22)%		(53,993,218)
NET ASSETS-100.00%		$1,035,220,254
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Growth ETF (PWB)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$471,270	$7,455,420	$(6,944,567)	$-	$-	$982,123	$17,494
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,632,833	178,613,465	(171,384,156)	-	-	14,862,142	181,277 *
Invesco Private Prime Fund	19,628,040	389,017,902	(370,184,749)	940	(3,167)	38,458,966	476,314 *
Total	$27,732,143	$575,086,787	$(548,513,472)	$940	$(3,167)	$54,303,231	$675,085

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Large Cap Value ETF (PWV)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-4.61%
AT&T, Inc.	652,085	$15,473,977
Verizon Communications, Inc.	797,954	31,431,408
		46,905,385
Consumer Discretionary-7.05%
General Motors Co.	249,307	12,330,724
Home Depot, Inc. (The)	81,872	33,729,627
Lennar Corp., Class A(b)	84,008	11,025,210
Lowe’s Cos., Inc.	54,650	14,211,186
Millrose Properties, Inc.(c)(d)	41,882	463,209
		71,759,956
Consumer Staples-7.48%
Altria Group, Inc.(b)	265,122	13,847,322
Kimberly-Clark Corp.	108,136	14,054,436
Kroger Co. (The)(b)	250,708	15,453,641
Procter & Gamble Co. (The)	197,832	32,838,134
		76,193,533
Energy-19.04%
Cheniere Energy, Inc.	69,022	15,436,770
Chevron Corp.	218,829	32,647,099
Energy Transfer L.P.	793,953	16,260,158
EOG Resources, Inc.	114,137	14,357,293
Exxon Mobil Corp.	292,521	31,250,018
Kinder Morgan, Inc.	540,909	14,864,179
Marathon Petroleum Corp.	96,132	14,007,394
ONEOK, Inc.(b)	134,919	13,110,079
Phillips 66	112,616	13,274,048
Valero Energy Corp.	107,731	14,328,223
Williams Cos., Inc. (The)	258,544	14,331,094
		193,866,355
Financials-23.65%
Aflac, Inc.	132,900	14,270,802
American International Group, Inc.	198,362	14,611,345
Bank of America Corp.	738,747	34,203,986
Bank of New York Mellon Corp. (The)	185,458	15,936,406
Capital One Financial Corp.	78,498	15,990,827
Chubb Ltd.	52,467	14,264,728
JPMorgan Chase & Co.	140,201	37,475,727
MetLife, Inc.	172,492	14,922,283
PNC Financial Services Group, Inc. (The)	70,807	14,228,667
Prudential Financial, Inc.	116,891	14,115,757
Truist Financial Corp.	312,761	14,893,679
Wells Fargo & Co.	456,341	35,959,671
		240,873,878
Health Care-16.22%
AbbVie, Inc.	198,154	36,440,520
	Shares	Value
Health Care-(continued)
Amgen, Inc.	119,366	$34,069,444
Cencora, Inc.	61,677	15,678,910
Cigna Group (The)	45,180	13,292,408
Gilead Sciences, Inc.	166,459	16,179,815
Johnson & Johnson	225,273	34,275,287
Pfizer, Inc.	575,629	15,265,681
		165,202,065
Industrials-8.55%
Caterpillar, Inc.	86,510	32,133,275
Cummins, Inc.(b)	40,061	14,271,731
Johnson Controls International PLC	180,543	14,082,354
L3Harris Technologies, Inc.	62,537	13,258,469
Lockheed Martin Corp.	28,762	13,315,368
		87,061,197
Information Technology-10.58%
Cisco Systems, Inc.	597,326	36,197,956
International Business Machines Corp.(b)	155,162	39,674,923
Texas Instruments, Inc.	172,926	31,923,869
		107,796,748
Utilities-2.73%
Public Service Enterprise Group, Inc.(b)	161,349	13,479,096
Southern Co. (The)(b)	170,160	14,284,932
		27,764,028
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $906,394,280)		1,017,423,145
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.72%
Invesco Private Government Fund, 4.35%(e)(f)(g)	10,492,098	10,492,098
Invesco Private Prime Fund, 4.48%(e)(f)(g)	27,328,649	27,336,848
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,828,946)		37,828,946
TOTAL INVESTMENTS IN SECURITIES-103.63% (Cost $944,223,226)		1,055,252,091
OTHER ASSETS LESS LIABILITIES-(3.63)%		(36,930,766)
NET ASSETS-100.00%		$1,018,321,325
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Value ETF (PWV)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$342,537	$25,965,071	$(26,307,608)	$-	$-	$-	$20,994
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,875,620	160,806,902	(153,190,424)	-	-	10,492,098	189,268 *
Invesco Private Prime Fund	7,391,824	362,456,917	(342,512,962)	733	336	27,336,848	500,638 *
Total	$10,609,981	$549,228,890	$(522,010,994)	$733	$336	$37,828,946	$710,900

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-8.79%
Alphabet, Inc., Class A	29,094	$5,935,758
Alphabet, Inc., Class C	23,679	4,868,402
AT&T, Inc.	439,961	10,440,275
Charter Communications, Inc., Class A(b)	27,301	9,432,223
Comcast Corp., Class A	260,107	8,755,202
Meta Platforms, Inc., Class A	16,347	11,266,025
Netflix, Inc.(b)	11,073	10,815,664
T-Mobile US, Inc.	44,088	10,271,181
Verizon Communications, Inc.	246,019	9,690,688
Walt Disney Co. (The)	90,149	10,192,246
		91,667,664
Consumer Discretionary-9.71%
Amazon.com, Inc.(b)	44,884	10,668,029
Booking Holdings, Inc.	1,952	9,247,717
Ford Motor Co.	992,363	10,003,019
General Motors Co.	198,515	9,818,552
Home Depot, Inc. (The)	24,518	10,100,926
Lowe’s Cos., Inc.	38,742	10,074,470
McDonald’s Corp.	34,903	10,076,496
NIKE, Inc., Class B(c)	131,036	10,076,668
Starbucks Corp.	105,417	11,351,303
Tesla, Inc.(b)	24,345	9,849,987
		101,267,167
Consumer Staples-10.68%
Altria Group, Inc.	188,890	9,865,725
Coca-Cola Co. (The)	164,900	10,467,852
Colgate-Palmolive Co.	111,389	9,657,426
Costco Wholesale Corp.	10,411	10,201,531
Kraft Heinz Co. (The)	330,162	9,852,034
Mondelez International, Inc., Class A	163,653	9,490,237
PepsiCo, Inc.	66,203	9,976,130
Philip Morris International, Inc.	81,789	10,648,928
Procter & Gamble Co. (The)	60,555	10,051,524
Target Corp.	75,991	10,479,919
Walmart, Inc.	108,793	10,679,121
		111,370,427
Energy-2.86%
Chevron Corp.	66,429	9,910,542
ConocoPhillips	101,538	10,035,001
Exxon Mobil Corp.	92,717	9,904,957
		29,850,500
Financials-18.72%
American Express Co.	34,183	10,851,393
American International Group, Inc.	140,876	10,376,926
Bank of America Corp.	224,187	10,379,858
Bank of New York Mellon Corp. (The)	130,237	11,191,265
Berkshire Hathaway, Inc., Class B(b)	22,396	10,496,333
BlackRock, Inc.	9,706	10,438,803
Capital One Financial Corp.	55,562	11,318,535
Charles Schwab Corp. (The)	125,342	10,368,290
Citigroup, Inc.	143,617	11,694,732
Goldman Sachs Group, Inc. (The)	17,442	11,169,857
JPMorgan Chase & Co.	42,417	11,338,064
Mastercard, Inc., Class A	19,338	10,740,905
MetLife, Inc.	129,154	11,173,113
Morgan Stanley	81,013	11,214,630
PayPal Holdings, Inc.(b)	113,837	10,083,682
U.S. Bancorp	201,278	9,617,063
	Shares	Value
Financials-(continued)
Visa, Inc., Class A	32,966	$11,267,779
Wells Fargo & Co.	144,297	11,370,604
		195,091,832
Health Care-14.57%
Abbott Laboratories	90,902	11,629,093
AbbVie, Inc.	59,492	10,940,579
Amgen, Inc.	37,799	10,788,590
Bristol-Myers Squibb Co.	182,345	10,749,238
CVS Health Corp.	199,586	11,272,617
Danaher Corp.	43,895	9,777,172
Eli Lilly and Co.	12,973	10,522,141
Gilead Sciences, Inc.	112,306	10,916,143
Johnson & Johnson	70,458	10,720,185
Medtronic PLC	125,135	11,364,761
Merck & Co., Inc.	103,583	10,236,072
Pfizer, Inc.	410,669	10,890,942
Thermo Fisher Scientific, Inc.	19,342	11,561,680
UnitedHealth Group, Inc.	19,371	10,508,574
		151,877,787
Industrials-13.21%
3M Co.	79,954	12,168,999
Boeing Co. (The)(b)	62,266	10,991,194
Caterpillar, Inc.	26,565	9,867,304
Deere & Co.	23,086	11,001,864
Emerson Electric Co.	79,002	10,266,310
FedEx Corp.	36,904	9,774,763
General Dynamics Corp.	38,931	10,004,488
General Electric Co.	61,279	12,474,566
Honeywell International, Inc.	45,104	10,090,667
Lockheed Martin Corp.	20,492	9,486,771
RTX Corp.	88,736	11,442,507
Union Pacific Corp.	44,191	10,950,088
United Parcel Service, Inc., Class B	80,025	9,141,256
		137,660,777
Information Technology-14.54%
Accenture PLC, Class A (Ireland)	28,397	10,931,425
Adobe, Inc.(b)	18,783	8,216,623
Advanced Micro Devices, Inc.(b)	79,382	9,204,343
Apple, Inc.	41,926	9,894,536
Broadcom, Inc.	56,433	12,486,930
Cisco Systems, Inc.	176,332	10,685,719
Intel Corp.	515,496	10,016,087
International Business Machines Corp.	44,901	11,481,186
Intuit, Inc.	15,415	9,272,277
Microsoft Corp.	23,112	9,592,867
NVIDIA Corp.	74,171	8,905,712
Oracle Corp.	57,853	9,838,481
QUALCOMM, Inc.	64,642	11,178,541
Salesforce, Inc.	29,126	9,952,354
Texas Instruments, Inc.	53,895	9,949,556
		151,606,637
Materials-1.94%
Dow, Inc.	248,925	9,720,521
Linde PLC	23,454	10,463,299
		20,183,820
Real Estate-1.89%
American Tower Corp.	51,769	9,574,676
Simon Property Group, Inc.	58,501	10,170,984
		19,745,660
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Utilities-2.98%
Duke Energy Corp.	94,701	$10,605,565
NextEra Energy, Inc.(c)	139,613	9,990,706
Southern Co. (The)	124,113	10,419,287
		31,015,558
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $932,798,693)		1,041,337,829
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.02%
Invesco Private Government Fund, 4.35%(d)(e)(f)	2,977,561	2,977,561
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	7,660,130	$7,662,428
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,639,989)		10,639,989
TOTAL INVESTMENTS IN SECURITIES-100.91% (Cost $943,438,682)		1,051,977,818
OTHER ASSETS LESS LIABILITIES-(0.91)%		(9,491,877)
NET ASSETS-100.00%		$1,042,485,941

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$13,517,986	$(13,517,986)	$-	$-	$-	$13,255
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,551,231	127,857,767	(129,431,437)	-	-	2,977,561	134,142 *
Invesco Private Prime Fund	11,704,960	273,718,590	(277,760,844)	225	(503)	7,662,428	345,225 *
Total	$16,256,191	$415,094,343	$(420,710,267)	$225	$(503)	$10,639,989	$492,622

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.27%
Alphabet, Inc., Class C	225,998	$46,465,189
Meta Platforms, Inc., Class A	61,593	42,448,664
		88,913,853
Consumer Discretionary-15.29%
Darden Restaurants, Inc.	240,575	46,969,863
Deckers Outdoor Corp.(b)	224,128	39,751,342
Genuine Parts Co.(c)	525,193	61,053,686
Lennar Corp., Class A	242,255	31,793,546
lululemon athletica, inc.(b)(c)	151,235	62,641,537
Millrose Properties, Inc.(b)(d)	122,367	1,353,379
NVR, Inc.(b)	3,737	29,956,465
PulteGroup, Inc.(c)	367,631	41,829,055
Ralph Lauren Corp.	265,779	66,365,016
Ross Stores, Inc.	481,768	72,534,990
TJX Cos., Inc. (The)	598,341	74,666,974
Ulta Beauty, Inc.(b)(c)	170,284	70,182,551
		599,098,404
Consumer Staples-2.82%
Archer-Daniels-Midland Co.	662,265	33,927,836
Lamb Weston Holdings, Inc.(c)	602,067	36,087,896
Sysco Corp.	555,878	40,534,624
		110,550,356
Energy-22.93%
APA Corp.(c)	2,717,422	59,593,064
Chevron Corp.	426,967	63,699,207
ConocoPhillips	804,279	79,486,894
Coterra Energy, Inc.	2,513,401	69,671,476
Devon Energy Corp.	1,405,230	47,918,343
Diamondback Energy, Inc.	410,245	67,427,868
EOG Resources, Inc.(c)	710,794	89,410,777
Exxon Mobil Corp.	510,902	54,579,661
Halliburton Co.(c)	1,396,152	36,327,875
Marathon Petroleum Corp.	567,282	82,658,660
Occidental Petroleum Corp.(c)	830,676	38,751,035
Phillips 66	514,128	60,600,267
Texas Pacific Land Corp.(c)	45,587	59,134,089
Valero Energy Corp.	671,130	89,260,290
		898,519,506
Financials-16.83%
American Express Co.	176,473	56,021,354
Ameriprise Financial, Inc.	66,865	36,331,766
Arch Capital Group Ltd.(c)	526,248	48,977,901
Berkshire Hathaway, Inc., Class B(b)	89,653	42,017,672
Capital One Financial Corp.	233,968	47,661,621
Chubb Ltd.	138,193	37,571,913
Discover Financial Services	311,153	62,569,757
Everest Group Ltd.	123,445	42,898,372
Loews Corp.	526,953	45,028,134
Mastercard, Inc., Class A	78,616	43,665,685
Prudential Financial, Inc.	310,748	37,525,928
Regions Financial Corp.	1,296,339	31,941,793
Synchrony Financial	680,036	46,908,883
Visa, Inc., Class A	123,470	42,202,046
W.R. Berkley Corp.	651,255	38,313,332
		659,636,157
	Shares	Value
Health Care-1.96%
Molina Healthcare, Inc.(b)(c)	144,067	$44,719,838
ResMed, Inc.(c)	135,529	32,009,239
		76,729,077
Industrials-13.58%
Builders FirstSource, Inc.(b)(c)	320,647	53,637,830
Caterpillar, Inc.	125,851	46,746,095
CSX Corp.	1,026,081	33,727,283
Delta Air Lines, Inc.	1,277,931	85,966,418
Old Dominion Freight Line, Inc.	179,126	33,247,577
PACCAR, Inc.	456,789	50,648,764
Paycom Software, Inc.	218,091	45,266,968
Textron, Inc.(c)	428,311	32,770,075
Trane Technologies PLC	91,509	33,194,890
United Airlines Holdings, Inc.(b)	769,466	81,440,281
W.W. Grainger, Inc.(c)	33,239	35,322,088
		531,968,269
Information Technology-14.09%
Arista Networks, Inc.(b)	645,458	74,376,125
Fortinet, Inc.(b)	582,012	58,713,370
Gartner, Inc.(b)	89,643	48,660,910
GoDaddy, Inc., Class A(b)	216,830	46,108,899
Hewlett Packard Enterprise Co.	1,738,563	36,840,150
KLA Corp.	54,346	40,120,391
NVIDIA Corp.	690,809	82,945,437
NXP Semiconductors N.V. (China)	330,885	69,006,067
ON Semiconductor Corp.(b)(c)	817,903	42,809,043
Palo Alto Networks, Inc.(b)	284,412	52,451,261
		552,031,653
Materials-8.32%
Celanese Corp.(c)	681,280	48,398,131
CF Industries Holdings, Inc.(c)	632,234	58,298,297
Martin Marietta Materials, Inc.(c)	59,671	32,468,184
Mosaic Co. (The)	1,653,256	46,109,310
Nucor Corp.	518,774	66,626,145
Steel Dynamics, Inc.	576,899	73,958,452
		325,858,519
Real Estate-1.89%
Host Hotels & Resorts, Inc.(c)	4,436,098	74,127,198
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $3,695,036,040)		3,917,432,992
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.70%
Invesco Private Government Fund, 4.35%(e)(f)(g)	28,969,249	28,969,249
Invesco Private Prime Fund, 4.48%(e)(f)(g)	76,984,850	77,007,945
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $105,977,194)		105,977,194
TOTAL INVESTMENTS IN SECURITIES-102.68% (Cost $3,801,013,234)		4,023,410,186
OTHER ASSETS LESS LIABILITIES-(2.68)%		(105,127,448)
NET ASSETS-100.00%		$3,918,282,738
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$816,383	$74,313,700	$(75,130,083)	$-	$-	$-	$111,314
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,700,379	659,769,318	(721,500,448)	-	-	28,969,249	1,119,485 *
Invesco Private Prime Fund	204,571,930	1,477,448,680	(1,605,011,386)	20,436	(21,715)	77,007,945	3,020,280 *
Total	$296,088,692	$2,211,531,698	$(2,401,641,917)	$20,436	$(21,715)	$105,977,194	$4,251,079

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.89%
AT&T, Inc.	19,006	$451,012
Fox Corp., Class A(b)	10,920	558,886
News Corp., Class A	9,999	281,172
Omnicom Group, Inc.(b)	3,869	335,790
Verizon Communications, Inc.	9,738	383,580
		2,010,440
Consumer Discretionary-11.45%
Best Buy Co., Inc.	6,340	544,352
Carnival Corp.(c)	11,846	327,779
D.R. Horton, Inc.	3,148	446,701
eBay, Inc.	4,160	280,717
General Motors Co.	19,681	973,422
Lennar Corp., Class A(b)	3,407	447,135
Millrose Properties, Inc.(c)(d)	1,655	18,299
Mohawk Industries, Inc.(c)	4,981	609,176
Norwegian Cruise Line Holdings Ltd.(c)	9,519	269,864
PulteGroup, Inc.	4,108	467,408
Tapestry, Inc.	4,383	319,696
		4,704,549
Consumer Staples-3.83%
Altria Group, Inc.(b)	5,322	277,968
Kroger Co. (The)(b)	10,575	651,843
Tyson Foods, Inc., Class A	11,363	641,896
		1,571,707
Energy-3.10%
Diamondback Energy, Inc.	3,334	547,977
Exxon Mobil Corp.	4,040	431,593
Kinder Morgan, Inc.	10,671	293,239
		1,272,809
Financials-36.41%
Aflac, Inc.(b)	3,019	324,180
Allstate Corp. (The)	2,490	478,902
American International Group, Inc.	3,906	287,716
Assurant, Inc.	2,096	451,038
Bank of America Corp.	9,331	432,025
Bank of New York Mellon Corp. (The)	4,868	418,307
Berkshire Hathaway, Inc., Class B(c)	1,157	542,251
Capital One Financial Corp.	2,447	498,478
Chubb Ltd.	1,753	476,606
Cincinnati Financial Corp.(b)	3,694	506,263
Citigroup, Inc.	7,218	587,762
Citizens Financial Group, Inc.	10,802	513,851
Fifth Third Bancorp	8,430	373,533
Goldman Sachs Group, Inc. (The)	599	383,600
Hartford Financial Services Group, Inc. (The)	4,207	469,291
Huntington Bancshares, Inc.	23,806	409,463
Invesco Ltd.(e)	14,806	284,719
JPMorgan Chase & Co.	1,531	409,236
KeyCorp(b)	14,193	255,190
Loews Corp.	7,965	680,609
M&T Bank Corp.	2,142	431,056
MetLife, Inc.	5,949	514,648
Morgan Stanley	2,417	334,585
Northern Trust Corp.	3,965	445,230
PNC Financial Services Group, Inc. (The)	1,795	360,705
Prudential Financial, Inc.	5,795	699,804
Raymond James Financial, Inc.	1,766	297,536
Regions Financial Corp.	17,048	420,063
State Street Corp.	4,974	505,458
	Shares	Value
Financials-(continued)
Synchrony Financial	7,868	$542,735
Travelers Cos., Inc. (The)	1,859	455,790
U.S. Bancorp	7,924	378,609
W.R. Berkley Corp.	5,610	330,036
Wells Fargo & Co.	5,836	459,877
		14,959,152
Health Care-7.42%
Cardinal Health, Inc.	4,056	501,565
Cencora, Inc.	2,072	526,723
DaVita, Inc.(c)	1,780	313,636
HCA Healthcare, Inc.	907	299,228
Labcorp Holdings, Inc.	1,149	287,020
Quest Diagnostics, Inc.(b)	1,999	326,037
Universal Health Services, Inc., Class B	2,757	519,860
Viatris, Inc.(b)	24,405	275,289
		3,049,358
Industrials-7.17%
Builders FirstSource, Inc.(c)	1,835	306,959
Delta Air Lines, Inc.	10,068	677,274
General Dynamics Corp.	1,113	286,019
Jacobs Solutions, Inc.	2,583	361,956
Leidos Holdings, Inc.(b)	2,000	284,060
PACCAR, Inc.	3,331	369,341
United Airlines Holdings, Inc.(c)	6,248	661,288
		2,946,897
Information Technology-3.97%
Cognizant Technology Solutions Corp., Class A	4,084	337,379
Hewlett Packard Enterprise Co.	27,413	580,881
HP, Inc.	12,362	401,765
TE Connectivity PLC (Switzerland)	2,109	312,069
		1,632,094
Materials-5.86%
Amcor PLC(b)	33,831	328,837
Ball Corp.	9,218	513,443
Eastman Chemical Co.	4,573	455,700
International Paper Co.(b)	5,702	317,202
Smurfit WestRock PLC	6,753	358,517
Steel Dynamics, Inc.	3,396	435,367
		2,409,066
Real Estate-1.52%
Host Hotels & Resorts, Inc.(b)	19,896	332,462
Realty Income Corp.	5,316	290,466
		622,928
Utilities-14.30%
Alliant Energy Corp.(b)	4,492	264,489
American Electric Power Co., Inc.	3,659	359,899
Atmos Energy Corp.(b)	2,177	310,244
CMS Energy Corp.	4,498	296,868
Consolidated Edison, Inc.(b)	4,368	409,456
Dominion Energy, Inc.	6,210	345,214
DTE Energy Co.	3,031	363,356
Duke Energy Corp.	3,077	344,593
Edison International(b)	3,699	199,746
Entergy Corp.	4,474	362,752
Evergy, Inc.	6,835	438,602
FirstEnergy Corp.	8,253	328,470
NiSource, Inc.	8,235	307,166
NRG Energy, Inc.	3,372	345,428
PG&E Corp.	21,324	333,721
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
PPL Corp.	9,057	$304,316
Sempra	3,542	293,738
Southern Co. (The)(b)	3,212	269,647
		5,877,705
Total Common Stocks & Other Equity Interests (Cost $35,568,132)		41,056,705
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $91,657)	91,657	91,657
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $35,659,789)		41,148,362
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.56%
Invesco Private Government Fund, 4.35%(e)(f)(g)	974,389	$974,389
Invesco Private Prime Fund, 4.48%(e)(f)(g)	2,542,452	2,543,215
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,517,604)		3,517,604
TOTAL INVESTMENTS IN SECURITIES-108.70% (Cost $39,177,393)		44,665,966
OTHER ASSETS LESS LIABILITIES-(8.70)%		(3,574,738)
NET ASSETS-100.00%		$41,091,228

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Ltd.	$-	$257,177	$-	$27,542	$-	$284,719	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	80,646	1,075,241	(1,064,230)	-	-	91,657	3,182
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,035,749	21,659,412	(22,720,772)	-	-	974,389	44,241 *
Invesco Private Prime Fund	5,584,893	41,127,901	(44,170,019)	525	(85)	2,543,215	117,915 *
Total	$7,701,288	$64,119,731	$(67,955,021)	$28,067	$(85)	$3,893,980	$165,338

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-0.86%
New York Times Co. (The), Class A(b)	736,117	$39,971,153
Consumer Discretionary-18.84%
Abercrombie & Fitch Co., Class A(b)(c)	502,135	59,944,876
Gap, Inc. (The)(b)	1,443,092	34,735,224
Grand Canyon Education, Inc.(b)(c)	155,003	27,224,727
H&R Block, Inc.(b)	1,149,976	63,605,173
KB Home	376,624	25,271,470
Light & Wonder, Inc.(b)(c)	474,460	41,709,779
Murphy USA, Inc.(b)	147,254	74,055,509
Texas Roadhouse, Inc.	494,136	89,488,030
Toll Brothers, Inc.(b)	658,357	89,411,464
TopBuild Corp.(b)(c)	170,869	58,553,389
Williams-Sonoma, Inc.(b)	1,051,265	222,205,883
Wingstop, Inc.(b)	287,950	85,780,305
		871,985,829
Consumer Staples-8.40%
BellRing Brands, Inc.(c)	611,485	47,298,365
Casey’s General Stores, Inc.	210,723	88,876,640
Coca-Cola Consolidated, Inc.	42,384	57,965,206
Pilgrim’s Pride Corp.(b)(c)	338,512	15,754,348
Post Holdings, Inc.(b)(c)	217,854	23,127,381
Sprouts Farmers Market, Inc.(c)	983,807	155,776,000
		388,797,940
Energy-2.23%
Antero Midstream Corp.	1,610,449	25,831,602
DT Midstream, Inc.(b)	766,149	77,442,341
		103,273,943
Financials-27.35%
Affiliated Managers Group, Inc.(b)	145,045	27,259,757
Ally Financial, Inc.	1,307,284	50,944,857
CNO Financial Group, Inc.	513,341	20,502,840
East West Bancorp, Inc.	681,749	70,199,695
Equitable Holdings, Inc.	2,163,566	117,741,262
Essent Group Ltd.	476,492	27,755,659
Evercore, Inc., Class A	350,305	102,033,337
Fidelity National Financial, Inc.(b)	1,505,900	87,598,203
Houlihan Lokey, Inc.(b)	387,628	70,439,760
Interactive Brokers Group, Inc., Class A(b)	540,095	117,438,257
International Bancshares Corp.(b)	268,202	17,671,830
Janus Henderson Group PLC	589,610	26,491,177
Jefferies Financial Group, Inc.	1,277,691	98,241,661
MGIC Investment Corp.(b)	1,777,848	45,406,238
Morningstar, Inc.	128,972	42,385,358
Old Republic International Corp.(b)	1,194,877	43,708,601
Reinsurance Group of America, Inc.	606,653	138,231,953
Ryan Specialty Holdings, Inc., Class A(b)	549,753	36,602,555
SLM Corp.(b)	1,083,273	30,234,149
Stifel Financial Corp.	604,113	69,986,491
UMB Financial Corp.(b)	212,957	25,107,630
		1,265,981,270
Health Care-5.14%
Encompass Health Corp.	629,483	62,488,777
Neurocrine Biosciences, Inc.(c)	473,507	71,887,833
Tenet Healthcare Corp.(c)	734,720	103,514,701
		237,891,311
Industrials-27.46%
Acuity Brands, Inc.	172,430	57,314,008
Applied Industrial Technologies, Inc.(b)	242,031	62,935,321
	Shares	Value
Industrials-(continued)
Brink’s Co. (The)	268,797	$25,086,824
BWX Technologies, Inc.(b)	458,299	51,755,706
CACI International, Inc., Class A(c)	115,139	44,473,590
Carlisle Cos., Inc.	259,176	100,938,685
Clean Harbors, Inc.(b)(c)	266,144	62,011,552
Comfort Systems USA, Inc.(b)	229,271	100,134,109
Core & Main, Inc., Class A(b)(c)	1,160,691	65,509,400
Crane Co.(b)	327,318	55,748,802
Curtiss-Wright Corp.	327,329	113,563,523
EMCOR Group, Inc.	348,926	156,339,784
ESAB Corp.(b)	292,407	36,211,683
Flowserve Corp.	652,870	40,882,720
Fluor Corp.(b)(c)	802,584	38,692,575
ITT, Inc.(b)	453,650	68,510,223
Kirby Corp.(b)(c)	356,156	38,874,427
nVent Electric PLC(b)	672,815	43,793,528
Ryder System, Inc.	204,517	32,602,055
XPO, Inc.(b)(c)	567,293	75,830,055
		1,271,208,570
Information Technology-5.60%
Cirrus Logic, Inc.(b)(c)	287,832	28,909,846
Commvault Systems, Inc.(b)(c)	354,574	56,469,455
Kyndryl Holdings, Inc.(b)(c)	1,364,828	51,808,871
Pure Storage, Inc., Class A(b)(c)	1,336,181	90,579,710
Universal Display Corp.(b)	209,900	31,468,208
		259,236,090
Materials-2.32%
Cabot Corp.(b)	277,509	23,996,203
Eagle Materials, Inc.(b)	165,268	42,430,907
Knife River Corp.(b)(c)	397,778	41,201,845
		107,628,955
Real Estate-1.78%
Jones Lang LaSalle, Inc.(b)(c)	222,840	63,019,152
Sabra Health Care REIT, Inc.(b)	1,170,409	19,557,534
		82,576,686
Total Common Stocks & Other Equity Interests (Cost $4,391,688,863)		4,628,551,747
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $879,900)	879,900	879,900
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $4,392,568,763)		4,629,431,647
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.66%
Invesco Private Government Fund, 4.35%(d)(e)(f)	46,673,093	46,673,093
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	122,525,432	$122,562,190
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $169,235,283)		169,235,283
TOTAL INVESTMENTS IN SECURITIES-103.66% (Cost $4,561,804,046)		4,798,666,930
OTHER ASSETS LESS LIABILITIES-(3.66)%		(169,214,965)
NET ASSETS-100.00%		$4,629,451,965

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,397,451	$24,941,077	$(25,458,628)	$-	$-	$879,900	$49,392
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,506,254	681,343,573	(667,176,734)	-	-	46,673,093	1,921,893 *
Invesco Private Prime Fund	83,604,743	1,278,334,350	(1,239,370,518)	8,332	(14,717)	122,562,190	5,129,553 *
Total	$117,508,448	$1,984,619,000	$(1,932,005,880)	$8,332	$(14,717)	$170,115,183	$7,100,838

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Consumer Discretionary-21.90%
Abercrombie & Fitch Co., Class A(b)	623,286	$74,407,883
Chewy, Inc., Class A(b)(c)	1,762,630	68,707,317
Crocs, Inc.(b)(c)	542,374	55,360,114
Dick’s Sporting Goods, Inc.(c)	413,778	99,327,409
Duolingo, Inc.(b)	295,151	107,432,013
Gap, Inc. (The)(c)	1,624,768	39,108,166
Grand Canyon Education, Inc.(b)(c)	218,708	38,413,873
Hyatt Hotels Corp., Class A(c)	391,957	62,019,356
KB Home	662,973	44,485,488
Mattel, Inc.(b)(c)	2,776,870	51,760,857
Murphy USA, Inc.	150,976	75,927,340
Toll Brothers, Inc.	867,783	117,853,609
TopBuild Corp.(b)(c)	263,964	90,455,184
Valvoline, Inc.(b)(c)	1,229,324	45,620,214
Visteon Corp.(b)	232,724	19,562,779
Wendy’s Co. (The)(c)	1,400,703	20,772,426
Williams-Sonoma, Inc.(c)	1,501,125	317,292,791
YETI Holdings, Inc.(b)(c)	667,730	24,879,620
		1,353,386,439
Consumer Staples-3.61%
Boston Beer Co., Inc. (The), Class A(b)(c)	75,036	18,809,274
Celsius Holdings, Inc.(b)(c)	1,467,939	36,669,116
Coca-Cola Consolidated, Inc.	55,081	75,329,877
Ingredion, Inc.(c)	499,643	68,171,291
Lancaster Colony Corp.(c)	144,029	24,303,454
		223,283,012
Energy-1.40%
ChampionX Corp.(c)	1,593,866	45,648,322
Weatherford International PLC	649,909	40,911,772
		86,560,094
Financials-12.17%
American Financial Group, Inc.	577,847	78,910,786
Essent Group Ltd.	797,118	46,432,124
Federated Hermes, Inc., Class B	646,591	25,714,924
Hamilton Lane, Inc., Class A(c)	436,990	69,560,068
Houlihan Lokey, Inc.	431,887	78,482,506
Kinsale Capital Group, Inc.(c)	219,272	96,905,068
MGIC Investment Corp.	1,990,058	50,826,081
RenaissanceRe Holdings Ltd. (Bermuda)(c)	599,971	139,541,255
RLI Corp.(c)	806,528	59,158,829
SEI Investments Co.	874,919	75,750,487
Western Union Co. (The)(c)	2,993,017	30,887,935
		752,170,063
Health Care-10.47%
Chemed Corp.(c)	136,452	76,686,024
Doximity, Inc., Class A(b)(c)	1,037,810	61,334,571
Exelixis, Inc.(b)(c)	2,404,879	79,721,739
Halozyme Therapeutics, Inc.(b)(c)	1,196,799	67,786,695
Lantheus Holdings, Inc.(b)(c)	559,353	51,745,746
Medpace Holdings, Inc.(b)(c)	300,293	104,847,301
Roivant Sciences Ltd.(b)(c)	6,932,683	77,160,762
Tenet Healthcare Corp.(b)	903,810	127,337,791
		646,620,629
Industrials-32.73%
Acuity Brands, Inc.	254,050	84,443,680
Advanced Drainage Systems, Inc.(c)	580,078	70,137,231
Applied Industrial Technologies, Inc.	285,669	74,282,510
	Shares	Value
Industrials-(continued)
Carlisle Cos., Inc.	608,215	$236,875,414
Comfort Systems USA, Inc.	347,618	151,822,161
Core & Main, Inc., Class A(b)	1,312,172	74,058,988
Crane Co.	506,380	86,246,642
Curtiss-Wright Corp.	283,016	98,189,571
Donaldson Co., Inc.	1,129,517	80,410,315
EMCOR Group, Inc.	494,790	221,695,607
EnerSys	291,898	28,334,539
Exponent, Inc.(c)	435,228	39,897,351
Graco, Inc.(c)	1,319,110	111,029,489
Insperity, Inc.(c)	297,780	22,336,478
Landstar System, Inc.(c)	330,864	54,480,066
Lincoln Electric Holdings, Inc.(c)	524,903	104,340,218
MSA Safety, Inc.(c)	281,466	46,365,894
MSC Industrial Direct Co., Inc., Class A(c)	360,427	28,981,935
Mueller Industries, Inc.(c)	1,079,043	84,974,636
Nextracker, Inc., Class A(b)(c)	1,457,024	73,463,150
Paylocity Holding Corp.(b)(c)	338,308	69,529,060
Simpson Manufacturing Co., Inc.(c)	305,077	51,252,936
Trex Co., Inc.(b)(c)	961,650	70,036,970
UFP Industries, Inc.(c)	510,339	59,020,705
		2,022,205,546
Information Technology-11.86%
Commvault Systems, Inc.(b)	528,929	84,237,233
DocuSign, Inc.(b)(c)	2,395,699	231,735,964
Manhattan Associates, Inc.(b)	834,060	173,976,575
Pure Storage, Inc., Class A(b)(c)	2,192,441	148,625,575
Qualys, Inc.(b)(c)	351,726	49,034,122
Vontier Corp.(c)	1,179,420	45,466,641
		733,076,110
Materials-5.81%
Cabot Corp.(c)	453,426	39,207,746
Eagle Materials, Inc.	305,347	78,394,788
NewMarket Corp.	70,334	35,027,738
Royal Gold, Inc.(c)	505,179	70,634,128
RPM International, Inc.(c)	1,072,863	135,824,456
		359,088,856
Total Common Stocks & Other Equity Interests (Cost $5,721,523,011)		6,176,390,749
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $3,053,896)	3,053,896	3,053,896
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $5,724,576,907)		6,179,444,645
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.03%
Invesco Private Government Fund, 4.35%(d)(e)(f)	189,146,106	189,146,106
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	492,191,193	$492,338,850
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $681,484,956)		681,484,956
TOTAL INVESTMENTS IN SECURITIES-111.03% (Cost $6,406,061,863)		6,860,929,601
OTHER ASSETS LESS LIABILITIES-(11.03)%		(681,655,472)
NET ASSETS-100.00%		$6,179,274,129

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,553,691	$270,747,530	$(270,247,325)	$-	$-	$3,053,896	$199,577
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,682,067	957,131,142	(888,667,103)	-	-	189,146,106	4,566,873 *
Invesco Private Prime Fund	310,409,230	1,850,348,962	(1,668,415,926)	51,757	(55,173)	492,338,850	12,204,631 *
Total	$433,644,988	$3,078,227,634	$(2,827,330,354)	$51,757	$(55,173)	$684,538,852	$16,971,081

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-17.66%
Aramark	66,793	$2,598,916
AutoNation, Inc.(b)	31,622	5,962,328
Gap, Inc. (The)	141,344	3,402,150
Graham Holdings Co., Class B	4,411	4,097,025
Hyatt Hotels Corp., Class A	14,137	2,236,897
KB Home	54,552	3,660,439
Lithia Motors, Inc., Class A	14,836	5,579,819
Nordstrom, Inc.(c)	233,736	5,656,411
PVH Corp.	47,823	4,284,941
Taylor Morrison Home Corp., Class A(b)	64,713	4,171,400
Toll Brothers, Inc.	21,223	2,882,296
Travel + Leisure Co.	47,213	2,566,499
		47,099,121
Consumer Staples-6.14%
Ingredion, Inc.	19,168	2,615,282
Performance Food Group Co.(b)	52,904	4,777,760
Pilgrim’s Pride Corp.(b)(c)	68,119	3,170,258
Post Holdings, Inc.(b)	25,621	2,719,925
US Foods Holding Corp.(b)	43,493	3,084,959
		16,368,184
Energy-0.83%
CNX Resources Corp.(b)(c)	81,267	2,225,091
Financials-46.20%
Affiliated Managers Group, Inc.	16,140	3,033,352
Ally Financial, Inc.	101,970	3,973,771
American Financial Group, Inc.	18,788	2,565,689
Associated Banc-Corp	120,119	3,019,792
Bank OZK(c)	94,545	4,801,941
Cadence Bank(c)	94,851	3,338,755
CNO Financial Group, Inc.	90,383	3,609,897
Columbia Banking System, Inc.	112,788	3,146,785
East West Bancorp, Inc.	23,685	2,438,844
Essent Group Ltd.	78,995	4,601,459
Euronet Worldwide, Inc.(b)(c)	23,303	2,295,346
F.N.B. Corp.(c)	224,047	3,515,297
Federated Hermes, Inc., Class B	55,327	2,200,355
Fidelity National Financial, Inc.	40,551	2,358,852
First American Financial Corp.	37,697	2,383,204
First Horizon Corp.	149,295	3,268,068
Hancock Whitney Corp.	58,287	3,482,065
Hanover Insurance Group, Inc. (The)	19,265	2,949,279
Home BancShares, Inc.	84,141	2,540,217
International Bancshares Corp.	42,483	2,799,205
Janus Henderson Group PLC	60,650	2,725,005
Kemper Corp.	47,695	3,204,150
MGIC Investment Corp.	154,598	3,948,433
Old National Bancorp(c)	145,316	3,465,787
Old Republic International Corp.	102,527	3,750,438
Pinnacle Financial Partners, Inc.	18,533	2,312,362
Prosperity Bancshares, Inc.(c)	38,993	3,119,440
Reinsurance Group of America, Inc.	17,875	4,072,997
SLM Corp.	104,177	2,907,580
SouthState Corp.	25,043	2,644,290
Starwood Property Trust, Inc.(c)	160,299	3,101,786
UMB Financial Corp.	20,776	2,449,490
United Bankshares, Inc.	77,513	2,984,251
Unum Group	63,458	4,838,672
Voya Financial, Inc.(c)	48,374	3,434,070
Webster Financial Corp.	56,064	3,377,295
Western Alliance Bancorporation	31,221	2,743,389
	Shares	Value
Financials-(continued)
Wintrust Financial Corp.	21,504	$2,812,938
Zions Bancorporation N.A.	51,658	2,988,932
		123,203,478
Health Care-1.59%
Tenet Healthcare Corp.(b)	29,999	4,226,559
Industrials-7.93%
Fluor Corp.(b)	41,880	2,019,035
Oshkosh Corp.	39,594	4,608,741
Ryder System, Inc.	21,404	3,412,012
Science Applications International Corp.	19,992	2,164,734
Timken Co. (The)(c)	38,750	3,110,462
UFP Industries, Inc.	18,634	2,155,022
WESCO International, Inc.	19,834	3,669,290
		21,139,296
Information Technology-6.67%
Avnet, Inc.(c)	132,856	6,863,341
Flex Ltd.(b)	80,763	3,363,779
TD SYNNEX Corp.	53,038	7,558,445
		17,785,565
Materials-3.64%
Cabot Corp.	22,213	1,920,758
Commercial Metals Co.	56,615	2,745,261
Graphic Packaging Holding Co.(c)	98,515	2,702,267
Silgan Holdings, Inc.	42,591	2,343,357
		9,711,643
Real Estate-5.02%
Cousins Properties, Inc.	78,905	2,408,970
Jones Lang LaSalle, Inc.(b)	11,414	3,227,879
Kilroy Realty Corp.(c)	83,120	3,243,342
Park Hotels & Resorts, Inc.	334,807	4,516,547
		13,396,738
Utilities-4.31%
Black Hills Corp.	50,857	2,986,833
National Fuel Gas Co.	38,607	2,703,648
Portland General Electric Co.	75,730	3,115,532
Southwest Gas Holdings, Inc.(c)	36,100	2,695,948
		11,501,961
Total Common Stocks & Other Equity Interests (Cost $224,689,926)		266,657,636
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $167,423)	167,423	167,423
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $224,857,349)		266,825,059
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.39%
Invesco Private Government Fund, 4.35%(d)(e)(f)	8,500,526	8,500,526
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	21,869,531	$21,876,092
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,376,618)		30,376,618
TOTAL INVESTMENTS IN SECURITIES-111.45% (Cost $255,233,967)		297,201,677
OTHER ASSETS LESS LIABILITIES-(11.45)%		(30,521,787)
NET ASSETS-100.00%		$266,679,890

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$155,310	$5,474,017	$(5,461,904)	$-	$-	$167,423	$8,506
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,034,436	102,599,637	(101,133,547)	-	-	8,500,526	324,187 *
Invesco Private Prime Fund	18,094,045	189,802,900	(186,021,410)	2,081	(1,524)	21,876,092	854,449 *
Total	$25,283,791	$297,876,554	$(292,616,861)	$2,081	$(1,524)	$30,544,041	$1,187,142

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.62%
John Wiley & Sons, Inc., Class A	134,918	$5,522,194
QuinStreet, Inc.(b)	262,969	6,221,846
Telephone and Data Systems, Inc.	342,568	12,109,779
		23,853,819
Consumer Discretionary-15.20%
Adtalem Global Education, Inc.(b)	164,802	17,655,238
American Eagle Outfitters, Inc.	618,611	9,984,382
Brinker International, Inc.(b)(c)	181,987	33,116,174
Group 1 Automotive, Inc.(c)	39,509	18,035,464
Installed Building Products, Inc.(c)	102,023	20,286,253
Kontoor Brands, Inc.	211,954	19,467,975
M/I Homes, Inc.(b)	101,827	12,809,837
Patrick Industries, Inc.(c)	123,074	11,955,408
Perdoceo Education Corp.	270,926	7,797,250
PHINIA, Inc.	167,708	8,534,660
Shoe Carnival, Inc.	62,879	1,701,506
Steven Madden Ltd.	246,505	10,119,030
Strategic Education, Inc.	73,842	7,253,500
Stride, Inc.(b)(c)	261,896	35,329,770
Tri Pointe Homes, Inc.(b)	277,793	10,239,450
		224,285,897
Consumer Staples-1.65%
Cal-Maine Foods, Inc.	180,973	19,526,987
WK Kellogg Co.(c)	288,960	4,793,846
		24,320,833
Energy-2.55%
Archrock, Inc.	913,589	25,662,715
Dorian LPG Ltd.	107,805	2,591,632
Liberty Energy, Inc., Class A(c)	514,061	9,412,457
		37,666,804
Financials-27.66%
Ameris Bancorp	201,147	13,205,301
Assured Guaranty Ltd.(c)	185,120	17,512,352
Axos Financial, Inc.(b)	162,111	11,336,422
BGC Group, Inc., Class A	2,012,399	19,198,287
Central Pacific Financial Corp.	108,427	3,240,883
Customers Bancorp, Inc.(b)	85,016	4,844,212
Donnelley Financial Solutions, Inc.(b)	94,201	6,252,120
Employers Holdings, Inc.(c)	82,674	4,064,254
Enova International, Inc.(b)	91,507	10,278,066
First Bancorp	656,820	13,635,583
Fulton Financial Corp.	598,915	12,181,931
HCI Group, Inc.(c)	25,712	3,135,064
Jackson Financial, Inc., Class A	495,203	46,667,931
Mercury General Corp.	136,500	6,803,160
Moelis & Co., Class A	234,605	18,367,225
Mr. Cooper Group, Inc.(b)	298,094	30,945,138
NMI Holdings, Inc., Class A(b)	349,041	13,479,963
OFG Bancorp	156,181	6,670,491
Palomar Holdings, Inc.(b)(c)	81,905	8,835,092
Park National Corp.	64,319	10,915,578
Piper Sandler Cos.	104,113	33,018,397
PJT Partners, Inc., Class A(c)	128,750	21,239,888
Radian Group, Inc.	583,732	19,858,563
S&T Bancorp, Inc.	129,283	5,098,922
SiriusPoint Ltd. (Sweden)(b)(c)	396,247	5,769,356
StepStone Group, Inc., Class A	306,127	19,616,618
Stewart Information Services Corp.	112,143	7,310,602
StoneX Group, Inc.(b)	87,462	9,578,838
	Shares	Value
Financials-(continued)
Trustmark Corp.	183,396	$6,877,350
Virtu Financial, Inc., Class A	300,240	12,027,614
WisdomTree, Inc.	637,561	6,241,722
		408,206,923
Health Care-6.76%
Artivion, Inc.(b)(c)	116,876	3,618,481
Collegium Pharmaceutical, Inc.(b)(c)	127,295	4,088,715
CorVel Corp.(b)(c)	101,937	11,809,402
Glaukos Corp.(b)	159,200	24,905,248
HealthStream, Inc.	70,791	2,311,326
Innoviva, Inc.(b)(c)	215,714	4,020,909
Ligand Pharmaceuticals, Inc.(b)(c)	62,652	7,302,091
National HealthCare Corp.	81,107	8,327,256
Protagonist Therapeutics, Inc.(b)	230,738	8,721,896
RadNet, Inc.(b)	279,748	18,315,102
UFP Technologies, Inc.(b)(c)	23,261	6,388,866
		99,809,292
Industrials-29.00%
AeroVironment, Inc.(b)(c)	108,865	19,612,030
Apogee Enterprises, Inc.	75,249	3,839,204
Armstrong World Industries, Inc.	241,616	36,486,432
AZZ, Inc.	157,409	13,504,118
Boise Cascade Co.	115,177	14,530,730
Brady Corp., Class A	167,346	12,465,604
CoreCivic, Inc.(b)	305,388	6,248,238
Dycom Industries, Inc.(b)	148,588	28,106,906
Enerpac Tool Group Corp.	202,171	9,136,108
Federal Signal Corp.	295,293	29,030,255
Gates Industrial Corp. PLC(b)(c)	690,104	14,278,252
GEO Group, Inc. (The)(b)	666,946	21,015,468
Granite Construction, Inc.	202,764	17,871,619
Griffon Corp.	179,694	13,615,414
Heidrick & Struggles International, Inc.	61,859	2,875,825
HNI Corp.	305,945	15,251,358
Interface, Inc.	247,718	6,133,498
Korn Ferry	194,319	13,744,183
MasterBrand, Inc.(b)(c)	390,816	6,768,933
Matson, Inc.	114,125	16,188,631
MillerKnoll, Inc.	215,022	4,825,094
Moog, Inc., Class A	177,295	32,207,410
Powell Industries, Inc.(c)	43,883	10,522,266
SkyWest, Inc.(b)	192,812	23,314,827
SPX Technologies, Inc.(b)	233,539	34,685,212
Tennant Co.	62,516	5,346,368
Verra Mobility Corp., Class A(b)	615,877	16,252,994
		427,856,977
Information Technology-6.43%
ACI Worldwide, Inc.(b)	576,137	30,852,136
Benchmark Electronics, Inc.	167,184	7,132,070
ePlus, Inc.(b)	103,777	8,291,782
Insight Enterprises, Inc.(b)(c)	124,838	21,565,765
InterDigital, Inc.(c)	80,679	14,762,643
PC Connection, Inc.	49,359	3,663,425
ScanSource, Inc.(b)(c)	104,660	4,380,021
Veeco Instruments, Inc.(b)(c)	169,188	4,293,991
		94,941,833
Materials-3.61%
Alpha Metallurgical Resources, Inc.(b)(c)	34,211	6,266,429
Balchem Corp.	103,984	16,633,281
Hawkins, Inc.	125,047	13,368,775
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Sylvamo Corp.	107,005	$8,571,100
Warrior Met Coal, Inc.	160,160	8,451,643
		53,291,228
Real Estate-5.44%
Acadia Realty Trust	399,334	9,200,655
CareTrust REIT, Inc.	624,043	16,537,140
Essential Properties Realty Trust, Inc.	520,450	16,706,445
Innovative Industrial Properties, Inc.	125,872	9,022,505
SL Green Realty Corp.	247,708	16,693,042
Tanger, Inc.	304,477	9,992,935
Whitestone REIT	157,014	2,103,988
		80,256,710
Total Common Stocks & Other Equity Interests (Cost $1,431,593,039)		1,474,490,316
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $1,233,392)	1,233,392	1,233,392
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,432,826,431)		1,475,723,708
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.47%
Invesco Private Government Fund, 4.35%(d)(e)(f)	42,870,331	$42,870,331
Invesco Private Prime Fund, 4.48%(d)(e)(f)	111,615,263	111,648,748
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $154,519,079)		154,519,079
TOTAL INVESTMENTS IN SECURITIES-110.48% (Cost $1,587,345,510)		1,630,242,787
OTHER ASSETS LESS LIABILITIES-(10.48)%		(154,611,652)
NET ASSETS-100.00%		$1,475,631,135

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,664	$19,216,086	$(18,092,358)	$-	$-	$1,233,392	$24,671
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,941,462	374,657,964	(351,729,095)	-	-	42,870,331	1,519,654 *
Invesco Private Prime Fund	53,857,089	651,958,952	(594,166,620)	6,175	(6,848)	111,648,748	4,043,657 *
Total	$73,908,215	$1,045,833,002	$(963,988,073)	$6,175	$(6,848)	$155,752,471	$5,587,982

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-0.80%
EchoStar Corp., Class A(b)(c)	216,565	$5,990,188
Consumer Discretionary-17.77%
Asbury Automotive Group, Inc.(b)(c)	36,567	10,848,698
BJ’s Restaurants, Inc.(b)	144,779	5,239,552
Caleres, Inc.(c)	364,364	6,678,792
Century Communities, Inc.	100,656	7,688,105
Dream Finders Homes, Inc., Class A(b)(c)	189,081	4,362,099
Ethan Allen Interiors, Inc.	188,548	5,848,759
G-III Apparel Group Ltd.(b)(c)	316,766	9,889,434
Green Brick Partners, Inc.(b)(c)	79,789	4,824,841
Group 1 Automotive, Inc.(c)	22,286	10,173,336
La-Z-Boy, Inc.	121,240	5,722,528
M/I Homes, Inc.(b)	42,056	5,290,645
Meritage Homes Corp.	77,839	6,061,323
Patrick Industries, Inc.	55,519	5,393,116
PHINIA, Inc.	119,970	6,105,273
Sally Beauty Holdings, Inc.(b)	642,547	6,984,486
Shoe Carnival, Inc.(c)	193,309	5,230,941
Signet Jewelers Ltd.(c)	76,664	4,540,809
Sonic Automotive, Inc., Class A(c)	160,664	11,929,302
Tri Pointe Homes, Inc.(b)	184,156	6,787,990
Victoria’s Secret & Co.(b)	109,872	3,994,946
		133,594,975
Consumer Staples-3.91%
Chefs’ Warehouse, Inc. (The)(b)(c)	114,800	6,183,128
Fresh Del Monte Produce, Inc.(c)	289,727	8,833,776
PriceSmart, Inc.	62,390	5,675,619
Universal Corp.	163,242	8,671,415
		29,363,938
Energy-2.65%
Bristow Group, Inc.(b)	185,738	6,198,077
World Kinect Corp.	484,923	13,708,773
		19,906,850
Financials-44.68%
Ameris Bancorp	76,679	5,033,976
Arbor Realty Trust, Inc.(c)	426,877	5,715,883
ARMOUR Residential REIT, Inc.	419,999	7,904,381
Assured Guaranty Ltd.	90,068	8,520,433
Atlantic Union Bankshares Corp., Class B(c)	127,521	4,816,468
BankUnited, Inc.	137,729	5,662,039
Berkshire Hills Bancorp, Inc.	162,078	4,766,714
Bread Financial Holdings, Inc.	121,033	7,665,020
Brookline Bancorp, Inc.	523,600	6,403,628
Cathay General Bancorp	104,060	4,941,809
Dime Community Bancshares, Inc., Class B	143,677	4,487,033
Eagle Bancorp, Inc.	199,266	5,222,762
Ellington Financial, Inc.	603,509	7,580,073
Employers Holdings, Inc.	127,425	6,264,213
EZCORP, Inc., Class A(b)(c)	754,833	9,065,544
First Commonwealth Financial Corp.	287,280	4,791,830
First Financial Bancorp	202,423	5,671,893
First Hawaiian, Inc.(c)	185,270	5,117,157
Franklin BSP Realty Trust, Inc.(c)	508,204	6,469,437
Fulton Financial Corp.	258,287	5,253,558
Hanmi Financial Corp.	235,010	5,644,940
Heritage Financial Corp.	213,485	5,486,565
Hope Bancorp, Inc.	555,283	6,474,600
Horace Mann Educators Corp.	147,212	5,686,800
Independent Bank Corp.	83,738	5,623,844
	Shares	Value
Financials-(continued)
Lincoln National Corp.	310,663	$10,922,911
Mercury General Corp.	88,607	4,416,173
Mr. Cooper Group, Inc.(b)	56,315	5,846,060
National Bank Holdings Corp., Class A	107,454	4,634,491
NMI Holdings, Inc., Class A(b)(c)	145,953	5,636,705
Northwest Bancshares, Inc.	373,434	4,933,063
OFG Bancorp	117,374	5,013,044
Pacific Premier Bancorp, Inc.	183,960	4,764,564
PennyMac Mortgage Investment Trust(c)	614,478	8,356,901
PRA Group, Inc.(b)	434,641	9,609,913
Preferred Bank(c)	54,429	4,972,633
PROG Holdings, Inc.	103,015	4,403,891
Provident Financial Services, Inc.	277,000	5,143,890
Radian Group, Inc.(c)	189,142	6,434,611
Redwood Trust, Inc.(c)	1,053,391	6,899,711
Renasant Corp.(c)	190,215	7,395,559
S&T Bancorp, Inc.	134,389	5,300,302
Seacoast Banking Corp. of Florida	176,396	5,018,466
Simmons First National Corp., Class A(c)	263,101	5,977,655
SiriusPoint Ltd. (Sweden)(b)(c)	506,449	7,373,898
Southside Bancshares, Inc.(c)	152,670	4,798,418
Stellar Bancorp, Inc.	201,128	5,712,035
Stewart Information Services Corp.	77,232	5,034,754
StoneX Group, Inc.(b)	105,833	11,590,830
TrustCo Bank Corp.	163,359	5,253,625
Trustmark Corp.	150,614	5,648,025
United Community Banks, Inc.	149,260	4,950,954
Veritex Holdings, Inc.	193,921	5,197,083
WaFd, Inc.(c)	162,501	4,823,030
Westamerica Bancorporation	88,325	4,571,702
WSFS Financial Corp.	90,276	5,055,456
		335,960,953
Health Care-2.05%
Organon & Co.(c)	391,502	6,091,771
Select Medical Holdings Corp.	475,120	9,345,610
		15,437,381
Industrials-13.95%
ABM Industries, Inc.	122,802	6,552,715
Air Lease Corp., Class A	165,557	7,648,734
Alaska Air Group, Inc.(b)	104,610	7,662,683
American Woodmark Corp.(b)(c)	75,606	5,886,683
Boise Cascade Co.	36,240	4,572,038
Deluxe Corp.(c)	303,764	7,044,287
DXP Enterprises, Inc.(b)(c)	65,534	6,637,939
Enviri Corp.(b)	862,228	8,260,144
GMS, Inc.(b)	56,592	4,772,969
Greenbrier Cos., Inc. (The)	104,470	6,922,182
Heidrick & Struggles International, Inc.	112,585	5,234,077
Hub Group, Inc., Class A	104,417	4,658,042
JetBlue Airways Corp.(b)(c)	952,695	6,268,733
MasterBrand, Inc.(b)	366,900	6,354,708
Matson, Inc.	34,730	4,926,451
Resideo Technologies, Inc.(b)	253,308	5,704,496
Rush Enterprises, Inc., Class A	95,395	5,795,246
		104,902,127
Information Technology-3.89%
Benchmark Electronics, Inc.	126,887	5,412,999
PC Connection, Inc.	76,290	5,662,244
Sanmina Corp.(b)	76,957	6,443,610
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
ScanSource, Inc.(b)	163,423	$6,839,253
TTM Technologies, Inc.(b)	200,150	4,921,688
		29,279,794
Materials-2.77%
Century Aluminum Co.(b)	269,736	4,930,774
Kaiser Aluminum Corp.	86,992	6,089,440
Minerals Technologies, Inc.	69,562	5,334,710
Warrior Met Coal, Inc.(c)	84,621	4,465,450
		20,820,374
Real Estate-5.84%
Cushman & Wakefield PLC(b)(c)	470,524	6,488,526
Easterly Government Properties, Inc.	454,384	5,161,802
JBG SMITH Properties, (Acquired 12/20/2024 - 12/20/2024; Cost $4,912,101)(d)	319,611	4,957,167
Safehold, Inc.(c)	410,226	6,649,764
SITE Centers Corp.	692,744	10,377,305
Sunstone Hotel Investors, Inc.	487,016	5,517,891
Xenia Hotels & Resorts, Inc.	320,040	4,787,798
		43,940,253
Utilities-1.68%
Avista Corp.	166,003	6,079,030
MDU Resources Group, Inc.	368,568	6,567,882
		12,646,912
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $683,801,511)		751,843,745
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.32%
Invesco Private Government Fund, 4.35%(e)(f)(g)	21,517,871	$21,517,871
Invesco Private Prime Fund, 4.48%(e)(f)(g)	56,042,342	56,059,155
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,577,026)		77,577,026
TOTAL INVESTMENTS IN SECURITIES-110.31% (Cost $761,378,537)		829,420,771
OTHER ASSETS LESS LIABILITIES-(10.31)%		(77,512,123)
NET ASSETS-100.00%		$751,908,648

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Restricted security. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$17,168,013	$(17,168,013)	$-	$-	$-	$10,794
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	52,720,268	191,986,901	(223,189,298)	-	-	21,517,871	1,427,425 *
Invesco Private Prime Fund	143,596,195	388,206,524	(475,742,843)	23,515	(24,236)	56,059,155	3,821,346 *
Total	$196,316,463	$597,361,438	$(716,100,154)	$23,515	$(24,236)	$77,577,026	$5,259,565

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2025
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.40%
Fox Corp., Class B	56,818	$2,761,355
Consumer Discretionary-1.54%
Churchill Downs, Inc.(b)	9,195	1,136,318
Levi Strauss & Co., Class A	49,410	940,273
Mohawk Industries, Inc.(c)	7,864	961,767
		3,038,358
Consumer Staples-3.28%
Brown-Forman Corp., Class B(b)	61,818	2,040,612
Coty, Inc., Class A(b)(c)	108,070	792,153
Ingredion, Inc.	8,111	1,106,665
Tyson Foods, Inc., Class A	44,479	2,512,619
		6,452,049
Energy-0.98%
Western Midstream Partners L.P.	46,808	1,926,149
Financials-23.51%
Brown & Brown, Inc.	35,499	3,715,325
Cincinnati Financial Corp.	19,459	2,666,856
CNA Financial Corp.(b)	33,390	1,638,113
Commerce Bancshares, Inc.(b)	15,902	1,062,254
Corebridge Financial, Inc.	69,811	2,356,819
Enact Holdings, Inc.(b)	19,107	645,435
Essent Group Ltd.	13,006	757,600
Everest Group Ltd.	5,296	1,840,413
First Horizon Corp.	64,455	1,410,920
Hartford Financial Services Group, Inc. (The)	35,778	3,991,036
Invesco Ltd.(d)	54,533	1,048,670
LPL Financial Holdings, Inc.	9,146	3,355,576
Northern Trust Corp.	24,283	2,726,738
Popular, Inc.	8,565	881,681
Principal Financial Group, Inc.	28,238	2,328,223
Prosperity Bancshares, Inc.(b)	11,718	937,440
SEI Investments Co.	15,790	1,367,098
State Street Corp.	36,176	3,676,205
Unum Group	22,302	1,700,528
W.R. Berkley Corp.	47,154	2,774,070
Webster Financial Corp.	21,129	1,272,811
Willis Towers Watson PLC	12,590	4,149,223
		46,303,034
Health Care-6.68%
Bausch + Lomb Corp.(c)	43,722	758,577
Chemed Corp.	1,888	1,061,056
Encompass Health Corp.	12,620	1,252,787
ICON PLC(c)	10,016	1,993,985
Mettler-Toledo International, Inc.(c)	2,610	3,561,188
Molina Healthcare, Inc.(c)	7,171	2,225,950
QIAGEN N.V.(c)	28,317	1,264,071
Teleflex, Inc.	5,748	1,036,020
		13,153,634
Industrials-27.81%
A.O. Smith Corp.	18,066	1,215,842
AECOM	16,482	1,737,862
AerCap Holdings N.V. (Ireland)	24,521	2,344,208
Allison Transmission Holdings, Inc.	10,768	1,265,671
Armstrong World Industries, Inc.	5,372	811,226
Booz Allen Hamilton Holding Corp.	16,083	2,074,707
BWX Technologies, Inc.	11,468	1,295,081
CACI International, Inc., Class A(c)	2,768	1,069,168
Carlisle Cos., Inc.	5,672	2,209,017
	Shares	Value
Industrials-(continued)
Crane Co.	6,996	$1,191,559
Curtiss-Wright Corp.	4,633	1,607,373
Dover Corp.	17,017	3,466,022
ESAB Corp.	7,434	920,627
Flowserve Corp.	16,325	1,022,271
Fortive Corp.(b)	42,636	3,467,586
Graco, Inc.	21,084	1,774,640
IDEX Corp.	9,446	2,118,832
ITT, Inc.	10,141	1,531,494
J.B. Hunt Transport Services, Inc.	12,486	2,137,853
Jacobs Solutions, Inc.	15,462	2,166,690
Leidos Holdings, Inc.	16,591	2,356,420
Masco Corp.	27,205	2,156,812
nVent Electric PLC	20,602	1,340,984
Oshkosh Corp.	8,016	933,062
Pentair PLC	20,573	2,133,009
Regal Rexnord Corp.	8,106	1,286,665
SPX Technologies, Inc.(c)	5,638	837,356
TFI International, Inc. (Canada)	10,402	1,371,088
Veralto Corp.	31,055	3,210,776
Xylem, Inc.	30,056	3,728,146
		54,782,047
Information Technology-5.46%
Check Point Software Technologies Ltd. (Israel)(c)	13,558	2,955,915
Littelfuse, Inc.	3,031	722,469
Logitech International S.A., Class R (Switzerland)(b)	19,311	1,881,278
Teledyne Technologies, Inc.(c)	5,717	2,923,273
Trimble, Inc.(c)	30,277	2,269,564
		10,752,499
Materials-12.51%
AptarGroup, Inc.	8,291	1,302,931
DuPont de Nemours, Inc.	52,320	4,018,176
Eastman Chemical Co.	14,489	1,443,829
Element Solutions, Inc.	29,654	765,370
ICL Group Ltd. (Israel)(b)	166,081	976,556
International Flavors & Fragrances, Inc.	32,239	2,807,694
Nutrien Ltd. (Canada)	61,829	3,192,231
Packaging Corp. of America	11,164	2,374,136
PPG Industries, Inc.	28,784	3,321,098
RPM International, Inc.	16,086	2,036,488
Sonoco Products Co.	12,350	588,354
Westlake Corp.	15,831	1,809,008
		24,635,871
Real Estate-9.77%
AvalonBay Communities, Inc.	17,705	3,921,834
Camden Property Trust	13,177	1,498,357
Equity Residential	46,803	3,305,696
Essex Property Trust, Inc.	7,932	2,257,209
Gaming and Leisure Properties, Inc.	33,644	1,628,033
Healthpeak Properties, Inc.	86,907	1,795,499
Regency Centers Corp.	22,461	1,613,598
UDR, Inc.	40,890	1,706,749
W.P. Carey, Inc.(b)	27,092	1,514,714
		19,241,689
Utilities-7.02%
Ameren Corp.	32,881	3,097,390
DTE Energy Co.	25,716	3,082,834
Entergy Corp.	53,080	4,303,727
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Eversource Energy	45,531	$2,626,228
IDACORP, Inc.	6,586	724,065
		13,834,244
Total Common Stocks & Other Equity Interests (Cost $178,037,626)		196,880,929
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $240,537)	240,537	240,537
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $178,278,163)		197,121,466
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.20%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,933,126	$3,933,126
Invesco Private Prime Fund, 4.48%(d)(e)(f)	10,240,506	10,243,578
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,176,704)		14,176,704
TOTAL INVESTMENTS IN SECURITIES-107.28% (Cost $192,454,867)		211,298,170
OTHER ASSETS LESS LIABILITIES-(7.28)%		(14,345,439)
NET ASSETS-100.00%		$196,952,731

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Invesco Ltd.	$946,910	$340,691	$(552,350)	$303,493	$9,926	$1,048,670	$39,327
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	132,979	4,691,538	(4,583,980)	-	-	240,537	5,238
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	61,603,060	(57,669,934)	-	-	3,933,126	119,282 *
Invesco Private Prime Fund	3,715,240	103,185,421	(96,657,487)	152	252	10,243,578	316,896 *
Total	$4,795,129	$169,820,710	$(159,463,751)	$303,645	$10,178	$15,465,911	$480,743

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-79.84%
Communication Services-1.36%
SK Telecom Co. Ltd., ADR (South Korea)(b)	38,311	$817,174
TEGNA, Inc.	42,488	774,131
		1,591,305
Consumer Discretionary-3.96%
Brunswick Corp.(b)	9,377	632,385
Harley-Davidson, Inc.(b)	23,326	631,201
La-Z-Boy, Inc.(b)	8,859	418,145
Lear Corp.(b)	11,986	1,127,763
Penske Automotive Group, Inc.(b)	2,363	391,384
PHINIA, Inc.	7,202	366,510
Sonic Automotive, Inc., Class A(b)	5,828	432,729
Winnebago Industries, Inc.(b)	13,173	629,669
		4,629,786
Consumer Staples-3.26%
Archer-Daniels-Midland Co.	22,848	1,170,503
Bunge Global S.A.	13,704	1,043,285
Dole PLC	26,357	358,982
Kroger Co. (The)(b)	20,154	1,242,293
		3,815,063
Energy-28.53%
Alliance Resource Partners L.P.	44,894	1,288,458
APA Corp.(b)	53,421	1,171,523
Baytex Energy Corp. (Canada)	277,502	666,005
Black Stone Minerals L.P.	81,827	1,184,855
Cenovus Energy, Inc. (Canada)	76,484	1,106,724
Civitas Resources, Inc.	15,563	789,978
Devon Energy Corp.	31,660	1,079,606
Diamondback Energy, Inc.	6,746	1,108,773
Dorchester Minerals L.P.	45,841	1,440,324
Energy Transfer L.P.	46,598	954,327
Eni S.p.A., ADR (Italy)(b)	33,276	936,719
Enterprise Products Partners L.P.	25,745	840,574
EOG Resources, Inc.	9,179	1,154,626
Equinor ASA, ADR (Norway)	37,264	893,963
Genesis Energy L.P.	62,357	655,996
Global Partners L.P.	13,581	735,819
Halliburton Co.	37,885	985,768
Helmerich & Payne, Inc.	22,816	720,757
Imperial Oil Ltd. (Canada)	5,366	357,590
Magnolia Oil & Gas Corp., Class A(b)	28,678	679,669
Marathon Petroleum Corp.	7,741	1,127,941
MPLX L.P.	20,564	1,069,534
Murphy Oil Corp.	24,299	647,082
Northern Oil and Gas, Inc.	18,585	668,131
NOV, Inc.(b)	49,521	715,578
Ovintiv, Inc.	26,478	1,117,901
PBF Energy, Inc., Class A(b)	38,117	1,115,303
Permian Resources Corp.	77,256	1,131,800
Plains All American Pipeline L.P.	52,625	1,041,975
RPC, Inc.(b)	63,768	390,898
Scorpio Tankers, Inc. (Monaco)	15,608	743,253
Shell PLC, ADR (United Kingdom)(b)	11,990	789,542
Sunoco L.P.	15,430	869,172
Teekay Tankers Ltd., Class A (Canada)(b)	8,512	356,823
Tenaris S.A., ADR	21,206	799,042
TotalEnergies SE, ADR (France)(b)	13,541	785,784
Western Midstream Partners L.P.	30,674	1,262,235
		33,384,048
	Shares	Value
Financials-22.48%
Allstate Corp. (The)	5,977	$1,149,556
AXIS Capital Holdings Ltd.	8,854	805,891
Banco BBVA Argentina S.A., ADR (Argentina)(b)	59,111	1,291,575
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)(b)	64,206	728,096
Banco de Chile, ADR (Chile)	28,255	699,029
Bancolombia S.A., ADR (Colombia)	36,320	1,436,456
Bank of America Corp.	25,498	1,180,557
Bank OZK(b)	15,989	812,081
BOK Financial Corp.	3,390	374,324
Corebridge Financial, Inc.	38,006	1,283,083
East West Bancorp, Inc.	10,892	1,121,549
Enact Holdings, Inc.	11,376	384,281
Equitable Holdings, Inc.	24,705	1,344,446
Essent Group Ltd.	6,925	403,381
Everest Group Ltd.	3,106	1,079,366
First Bancorp	18,793	390,143
Hancock Whitney Corp.	6,648	397,152
ING Groep N.V., ADR (Netherlands)	31,990	530,074
International Bancshares Corp.	5,358	353,039
Jackson Financial, Inc., Class A(b)	7,800	735,072
JPMorgan Chase & Co.	4,838	1,293,197
Lincoln National Corp.	22,538	792,436
Lloyds Banking Group PLC, ADR (United Kingdom)(b)	168,318	513,370
MGIC Investment Corp.	30,566	780,656
Navient Corp.(b)	26,077	356,473
OFG Bancorp	8,613	367,861
Old National Bancorp(b)	35,083	836,730
Popular, Inc.	7,937	817,035
Qifu Technology, Inc., ADR (China)	12,981	517,942
Radian Group, Inc.(b)	11,345	385,957
Unum Group	15,896	1,212,070
Voya Financial, Inc.	9,751	692,223
Wells Fargo & Co.	15,748	1,240,942
		26,306,043
Health Care-2.36%
Organon & Co.(b)	49,770	774,421
Royalty Pharma PLC, Class A	30,530	964,138
Viatris, Inc.	90,707	1,023,175
		2,761,734
Industrials-2.95%
Concentrix Corp.	18,050	943,654
Greenbrier Cos., Inc. (The)	5,953	394,446
H&E Equipment Services, Inc.	6,682	592,627
Hillenbrand, Inc.	11,649	395,949
Korn Ferry	5,075	358,955
Ryder System, Inc.	4,767	759,907
		3,445,538
Information Technology-1.00%
Avnet, Inc.(b)	7,291	376,653
United Microelectronics Corp., ADR (Taiwan)(b)	137,461	794,525
		1,171,178
Materials-2.35%
CF Industries Holdings, Inc.	13,857	1,277,754
NewMarket Corp.	744	370,527
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Sealed Air Corp.	21,982	$765,633
Sylvamo Corp.	4,224	338,342
		2,752,256
Real Estate-9.43%
Acadia Realty Trust(b)	15,693	361,567
American Healthcare REIT, Inc.(b)	34,563	977,787
CareTrust REIT, Inc.	33,498	887,697
COPT Defense Properties	14,304	421,110
Cousins Properties, Inc.	17,881	545,907
Extra Space Storage, Inc.	7,109	1,094,786
Highwoods Properties, Inc.(b)	14,317	426,503
Iron Mountain, Inc.	9,996	1,015,294
National Storage Affiliates Trust(b)	9,884	367,191
Omega Healthcare Investors, Inc.	27,414	1,015,963
Sabra Health Care REIT, Inc.	35,114	586,755
Simon Property Group, Inc.	6,725	1,169,208
SL Green Realty Corp.	11,206	755,172
Urban Edge Properties(b)	12,627	256,833
Ventas, Inc.	19,150	1,157,043
		11,038,816
Utilities-2.16%
Cia Energetica de Minas Gerais, ADR (Brazil)	602,770	1,127,180
Otter Tail Corp.(b)	4,953	381,579
Suburban Propane Partners L.P.	48,014	1,014,536
		2,523,295
Total Common Stocks & Other Equity Interests (Cost $83,459,610)		93,419,062

Closed-End Funds-10.01%
abrdn Income Credit Strategies Fund(b)	166,963	1,018,474
Allspring Income Opportunities Fund	41,416	292,397
Ares Dynamic Credit Allocation Fund, Inc.(b)	18,676	285,183
Barings Global Short Duration High Yield Fund	17,772	283,641
BlackRock Floating Rate Income Strategies Fund, Inc.	29,834	392,019
BlackRock Limited Duration Income Trust(b)	24,513	351,762
Blackstone Strategic Credit Fund(b)	38,723	482,876
DoubleLine Yield Opportunities Fund(b)	40,670	655,194
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	31,981	508,498
FS Credit Opportunities Corp.	173,086	1,175,254
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	66,353	317,167
Nuveen Credit Strategies Income Fund	134,883	753,996
Nuveen Floating Rate Income Fund(b)	115,790	995,794
Nuveen Floating Rate Income Fund, Rts., expiring 02/19/2025(c)	115,790	1,945
Nuveen Preferred & Income Opportunities Fund(b)	163,981	1,305,289
Nuveen Taxable Municipal Income Fund(b)	22,060	350,533
PGIM High Yield Bond Fund, Inc.	32,858	454,426
Western Asset Diversified Income Fund(b)	53,515	803,795
Western Asset Emerging Markets Debt Fund, Inc.	52,166	513,835
	Shares	Value

Western Asset High Income Fund II, Inc.	94,600	$405,834
Western Asset High Income Opportunity Fund, Inc.(b)	92,694	368,922
Total Closed-End Funds (Cost $11,519,454)		11,716,834
Preferred Stocks-9.98%
Communication Services-0.67%
AT&T, Inc., Series C, Pfd., 4.75%	40,884	788,244
Financials-9.31%
Bank of America Corp., Series QQ, Pfd., 4.25%	40,940	746,336
Citizens Financial Group, Inc., Pfd., 7.38%(b)	23,405	623,041
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	62,731	1,253,365
JPMorgan Chase & Co., Series LL, Pfd., 4.63%(b)	61,696	1,244,408
M&T Bank Corp., Series J, Pfd., 7.50%(b)	45,763	1,231,940
Morgan Stanley, Series K, Pfd., 5.85%(b)	37,993	925,889
Morgan Stanley, Series P, Pfd., 6.50%(b)	33,136	851,927
Regions Financial Corp., Pfd., 6.95%(d)	51,207	1,305,779
Wells Fargo & Co., Series Z, Pfd., 4.75%(b)	64,034	1,294,768
Wells Fargo & Co., Series AA, Pfd., 4.70%	37,369	747,006
Wells Fargo & Co., Series CC, Pfd., 4.38%	35,470	665,772
		10,890,231
Total Preferred Stocks (Cost $11,693,841)		11,678,475
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $75,755)	75,755	75,755
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $106,748,660)		116,890,126
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.50%
Invesco Private Government Fund, 4.35%(e)(f)(g)	5,824,783	5,824,783
Invesco Private Prime Fund, 4.48%(e)(f)(g)	15,815,233	15,819,978
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,644,761)		21,644,761
TOTAL INVESTMENTS IN SECURITIES-118.39% (Cost $128,393,421)		138,534,887
OTHER ASSETS LESS LIABILITIES-(18.39)%		(21,518,160)
NET ASSETS-100.00%		$117,016,727
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$240,638	$(222,181)	$-	$(18,457)	$-	$17,007
Invesco Senior Income Trust	540,935	117,812	(621,131)	(37,821)	205	-	40,982
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	272,894	6,076,674	(6,273,813)	-	-	75,755	4,068
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,023,785	38,920,986	(37,119,988)	-	-	5,824,783	166,643 *
Invesco Private Prime Fund	10,435,602	83,337,161	(77,952,403)	1,157	(1,539)	15,819,978	442,007 *
Total	$15,273,216	$128,693,271	$(122,189,516)	$(36,664)	$(19,791)	$21,720,516	$670,707

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,034,910,241	$-	$-	$1,034,910,241
Money Market Funds	982,123	53,321,108	-	54,303,231
Total Investments	$1,035,892,364	$53,321,108	$-	$1,089,213,472
Invesco Large Cap Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,016,959,936	$-	$463,209	$1,017,423,145
Money Market Funds	-	37,828,946	-	37,828,946
Total Investments	$1,016,959,936	$37,828,946	$463,209	$1,055,252,091
Invesco S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,041,337,829	$-	$-	$1,041,337,829
Money Market Funds	-	10,639,989	-	10,639,989
Total Investments	$1,041,337,829	$10,639,989	$-	$1,051,977,818
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,916,079,613	$-	$1,353,379	$3,917,432,992
Money Market Funds	-	105,977,194	-	105,977,194
Total Investments	$3,916,079,613	$105,977,194	$1,353,379	$4,023,410,186
Invesco S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$41,038,406	$-	$18,299	$41,056,705
Money Market Funds	91,657	3,517,604	-	3,609,261
Total Investments	$41,130,063	$3,517,604	$18,299	$44,665,966

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,628,551,747	$-	$-	$4,628,551,747
Money Market Funds	879,900	169,235,283	-	170,115,183
Total Investments	$4,629,431,647	$169,235,283	$-	$4,798,666,930
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,176,390,749	$-	$-	$6,176,390,749
Money Market Funds	3,053,896	681,484,956	-	684,538,852
Total Investments	$6,179,444,645	$681,484,956	$-	$6,860,929,601
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$266,657,636	$-	$-	$266,657,636
Money Market Funds	167,423	30,376,618	-	30,544,041
Total Investments	$266,825,059	$30,376,618	$-	$297,201,677
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,474,490,316	$-	$-	$1,474,490,316
Money Market Funds	1,233,392	154,519,079	-	155,752,471
Total Investments	$1,475,723,708	$154,519,079	$-	$1,630,242,787
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$751,843,745	$-	$-	$751,843,745
Money Market Funds	-	77,577,026	-	77,577,026
Total Investments	$751,843,745	$77,577,026	$-	$829,420,771
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$196,880,929	$-	$-	$196,880,929
Money Market Funds	240,537	14,176,704	-	14,417,241
Total Investments	$197,121,466	$14,176,704	$-	$211,298,170
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$93,419,062	$-	$-	$93,419,062
Closed-End Funds	11,716,834	-	-	11,716,834
Preferred Stocks	11,678,475	-	-	11,678,475
Money Market Funds	75,755	21,644,761	-	21,720,516
Total Investments	$116,890,126	$21,644,761	$-	$138,534,887